Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Taxes Payable
Summary of taxes payable
The following is a summary of taxes payable as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB in thousands
EIT payable	134,304	152,250
VAT payable	92,043	56,818
Withholding individual income taxes for employees	42,051	33,208
Withholding income tax payable	41,626	29,876
Others	118,908	133,735

Total	428,932	405,887